RELATED PARTY BALANCES AND TRANSACTIONS - Schedule of amounts due from related parties (Details) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Dec. 31, 2020	Nov. 30, 2018	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Amounts due from related parties [Line Items]
Repayments of principal from related party			$ 0	$ 0	$ 3,386
Less: bad debt provision			(3,943)
Amounts due from related parties - current	$ 764		762	764
Amount due from related parties non-current	67,985		0	67,985
Total	68,749		762	68,749
Line of credit facility, borrowing capacity			8,277
East West Bank | Letter of Credit
Amounts due from related parties [Line Items]
Line of credit facility, borrowing capacity			8,277
OPI
Amounts due from related parties [Line Items]
Accrued interest income	18,000			18,000
Notes issued	50,000			50,000
Repayments of interests from related party	67,985
Amount due from related parties non-current	67,985			67,985
Beijing Infinities
Amounts due from related parties [Line Items]
Repayments of principal from related party					$ 6,866
Receivable in cash classified as current		$ 20,000
Receivable in shares to be issued classified as non-current		12,408
Allowance for unpaid cash consideration		$ 40,000
Amounts due from related parties - current	726		744	726
KaixinAutoHoldingsMember
Amounts due from related parties [Line Items]
Gross amount due from Kaixin			3,943
Provision of debt consideration			9,284
Beijing Oak Yi Xin Technology Development Co., Ltd [Member]
Amounts due from related parties [Line Items]
Amounts due from related parties - current	$ 38		$ 18	$ 38